Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TrueShares Structured Outcome (January) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.11%	18.91%	(11.29%)	21.65%
TrueShares Structured Outcome (February) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.12%	20.64%	(10.30%)
TrueShares Structured Outcome (March) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.00%	20.45%	(12.76%)
TrueShares Structured Outcome (April) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.52%	22.28%	(11.47%)
TrueShares Structured Outcome (May) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.76%	15.87%	(14.03%)
TrueShares Structured Outcome (June) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.60%	17.02%	(12.87%)
TrueShares Structured Outcome (September) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.43%	17.72%	(8.34%)	21.47%
TrueShares Structured Outcome (October) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.99%	18.23%	(10.31%)	20.37%
TrueShares Structured Outcome (November) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.19%	18.21%	(9.66%)	21.40%
TrueShares Structured Outcome (December) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.00%	17.97%	(8.80%)	20.17%